Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property and equipment, net	$ 3,903	$ 4,343
Government grants receivable	71	29
Tax receivables, non-current	392	0
Leasehold deposits, non-current	165	167
Total non-current assets	4,531	4,539
Current assets
Prepayments and other receivables	1,917	1,952
Tax receivables, current	790	815
Cash and cash equivalents	7,993	5,583
Total current assets	10,700	8,350
TOTAL ASSETS	15,231	12,889
EQUITY (DEFICIT) AND LIABILITIES
Share capital	8,244	5,899
Other reserves	105,983	97,342
Accumulated deficit	(112,974)	(107,970)
Total equity (deficit)	1,253	(4,729)
Non-current liabilities
Lease liabilities, non-current	1,750	1,896
Total Borrowings, non-current portion	8,262	8,489
Provisions	145	149
Total non-current liabilities	10,157	10,534
Current liabilities
Lease liabilities, current	319	326
Warrant liability	48	190
Derivative liability	0	2,714
Borrowings, current	158	159
Trade payables	2,558	2,689
Other payables	738	1,006
Total current liabilities	3,821	7,084
Total liabilities	13,978	17,618
TOTAL EQUITY AND LIABILITIES	$ 15,231	$ 12,889